Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summarizes Of The Activity In The Allowance For Credit Losses Related To Accounts Receivable
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, loans receivable and other receivables for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Beginning balance prior to ASC 326	117,035
Adoption of ASC Topic 326	2,422

Balance at the beginning of the years	119,457	132,806	110,422	15,790
Current period provision	16,455	19,262	11,294	1,615
Reversal	(2,764)	(6,472)	(3,356)	(480)
Write-off	—	(35,194)	—	—
Acquisition of non-controlling interests	(390)	—	—	—
Others	48	20	148	21

Balance at the end of the years	132,806	110,422	118,508	16,946

Summary of Estimated Useful Lives and Residual Value of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Building	18 years	5%
Mold and tooling	2-5 years	0%
Office equipment	5 years	5%
Electronic equipment	3-5 years	5%
Machinery equipment	5-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Amortization of Intangible Assets with Finite Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3-5 years
Patents and trademarks	5 years

Summary of Revenue by Customer Incorporation Location

	For the year ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
PRC	96,580	82%	431,338	95%	402,333	57,532	97%
East Asia	6,018	5%	3,028	1%	14,369	2,055	3%
West Asia	9,188	8%	14,485	3%	564	81	0%
Europe	501	1%	321	0%	372	53	0%
South Asia	—	—	—	—	217	31	0%
East Africa	—	—	—	—	126	18	0%
West Africa	—	—	1,851	0%	—	—	—
North America	—	—	2,616	1%	—	—	—
South America	4,729	4%	2,513	0%	—	—	—
Other	410	0%	—	—	—	—	—

Total net revenues	117,426	100%	456,152	100%	417,981	59,770	100%

Summary of Operating Lease Liabilities
A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Office and production facilities rental
	As of December 31, 2025
	RMB	US$
2026	16,576	2,370
2027	14,571	2,084
2028	14,141	2,022
2029	12,199	1,744
2030	12,427	1,777
2031 and thereafter	103,063	14,738

Minimum lease payments	172,977	24,735
Less: imputed interest	(42,453)	(6,070)

Present value of lease liabilities	130,524	18,665
Less: Current portion	(16,278)	(2,328)

Non-current portion of lease liabilities	114,246	16,337